Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014 [1]	Jun. 30, 2014	[1]	Mar. 31, 2014 [1]	Dec. 31, 2013 [1]	Sep. 30, 2013 [1]	Jun. 30, 2013 [1]	Mar. 31, 2013 [1]	Dec. 31, 2012 [1]	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Numerator
Net income (loss)	$ (5,940)	$ 5		$ (12,190)	$ (4,690)	$ 384	$ (2,471)	$ (7,835)	$ (8,374)	$ (1,192)	$ (16,875)	$ (22,815)	$ (18,296)	$ (14,269)
Weighted average shares outstanding, basic										36,950,000	25,250,000
Weighted average common equivalent shares										0	0
Weighted average shares outstanding, diluted										36,950,000	25,250,000
Net income (loss) per share, basic and diluted	$ (0.23)			$ (0.48)	$ (0.19)	$ 0.02	$ (0.10)	$ (0.31)	$ (0.33)	$ (0.03)	$ (0.67)	$ (0.89)	$ (0.72)	$ (0.57)
Stock Options
Numerator
Anti-dilutive securities excluded from the computation of diluted EPS (shares)										567,664	0
Restricted Stock Units
Numerator
Anti-dilutive securities excluded from the computation of diluted EPS (shares)										570,601	0

[1]	During fiscal 2014, the Company gave notice of its intention to close all Human Services operations in the state of Connecticut. All fiscal years presented reflect the classification of these businesses as discontinued operations.